Trade and other payables (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Trade And Other Payables
Trade payable, maturity	30 to 90 days	30 to 90 days	30 to 90 days